CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (242,086)	$ (21,352)	$ (344,006)	$ (67,974)	$ (142,679)	$ (156,309)	$ (88,760)
Other comprehensive income (loss), net of tax:
Total other comprehensive income (loss)	0	0	0	0	0	0	0
Comprehensive income (loss)	(242,086)	(21,352)	(344,006)	(67,974)	(142,679)	(156,309)	(88,760)
(Income) loss attributable to noncontrolling interest in consolidated entities	120	(14)	168	12	112	30	110
Comprehensive (income) loss attributable to redeemable noncontrolling interests in operating partnership	37,350	5,084	55,021	13,663	28,932	29,313	21,642
Comprehensive income (loss) attributable to the Company	$ (204,616)	$ (16,282)	$ (288,817)	$ (54,299)	$ (113,635)	$ (126,966)	$ (67,008)